PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713 626 1919 www.invesco.com/us
April 26, 2013
VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, DC 20549

Re:	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
CIK No. 0000896435
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Fund”) that the Prospectuses and Statements of Additional Information relating to the Series I and II shares of Invesco V.I. American Franchise Fund, Invesco V.I. American Value Fund, Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Comstock Fund, Invesco V.I. Core Equity Fund, Invesco V.I. Diversified Dividend Fund, Invesco V.I. Diversified Income Fund, Invesco V.I. Equally-Weighted S&P 500 Fund, Invesco V.I. Equity and Income Fund, Invesco V.I. Global Core Equity Fund, Invesco V.I. Global Health Care Fund, Invesco V.I. Global Real Estate Fund, Invesco V.I. Government Securities Fund, Invesco V.I. Growth and Income Fund, Invesco V.I. High Yield Fund, Invesco V.I. International Growth Fund, Invesco V.I. Mid Cap Core Equity Fund, Invesco V.I. Mid Cap Growth Fund, Invesco V.I. Money Market Fund, Invesco V.I. S&P 500 Index Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Technology Fund, Invesco V.I. Utilities Fund, and Invesco V.I. Value Opportunities Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 58 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 58 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on April 24, 2013.
Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-7888.
Sincerely,
/s/ Peter Davidson
Peter Davidson
Assistant General Counsel